Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	12 Months Ended				16 Months Ended	24 Months Ended		28 Months Ended	36 Months Ended		40 Months Ended	48 Months Ended		52 Months Ended	60 Months Ended		64 Months Ended	72 Months Ended		76 Months Ended	84 Months Ended		88 Months Ended	96 Months Ended		100 Months Ended	108 Months Ended		112 Months Ended	120 Months Ended
		Jul. 01, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000188848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Asia Pacific Equity Fund (Class R6)
Accumulated Value			$ 10,000					$ 11,115		$ 13,295				$ 11,829		$ 13,923				$ 16,313			$ 17,853		$ 13,184				$ 14,651			$ 17,784		$ 21,214
C000071235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Asia Pacific Equity Fund (Class Y)
Accumulated Value			10,000					11,138		13,328				11,836		13,905				16,262			17,771		13,108				14,543			17,622		20,989
C000256073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Asia Pacific Equity Fund (Class R)
Accumulated Value			10,000					11,088		13,199				11,663		13,632				15,864			17,244		12,657				13,976			16,849		19,962
C000000539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Asia Pacific Equity Fund (Class C) —including sales charge
Accumulated Value			10,000					11,030		13,064				11,490		13,361				15,469			16,732		12,224				13,428			16,229		19,283
C000000537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Asia Pacific Equity Fund (Class A) —including sales charge
Accumulated Value			9,450					10,504		12,536				11,105		13,011				15,180			16,542		12,171				13,474			16,283		19,348
C000000540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Class A) —including sales charge
Accumulated Value			9,450					8,889		11,247				9,949		11,000				9,819			13,410		9,336				10,663			13,000		14,454
C000000542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Class C) —including sales charge
Accumulated Value			10,000					9,337		11,726				10,298		11,298				10,007			13,566		9,375				10,625			12,953		14,402
C000000543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Class R)
Accumulated Value			10,000					9,381		11,843				10,453		11,525				10,263			13,981		9,710				11,063			13,454		14,919
C000071236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Class Y)
Accumulated Value			10,000					9,429		11,961				10,611		11,758				10,522			14,408		10,056				11,511			14,069		15,681
C000000544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Investor Class)
Accumulated Value			10,000					9,409		11,913				10,547		11,666				10,419			14,247		9,926				11,349			13,849		15,414
C000188849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Value Fund (Class R6)
Accumulated Value			10,000					9,406		11,929				10,593		11,754				10,529			14,433		10,086				11,566			14,152		15,795
C000120687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class R6)
Accumulated Value			10,000					9,824		11,855				10,651		12,541				12,842			15,729		11,862				13,394			15,890		17,708
C000023043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class R5)
Accumulated Value			10,000					9,815		11,835				10,622		12,497				12,787			15,645		11,792				13,316			15,776		17,569
C000071239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class Y)
Accumulated Value			10,000					9,811		11,816				10,597		12,456				12,733			15,572		11,725				13,226			15,655		17,423
C000000554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class R)
Accumulated Value			10,000					9,759		11,697				10,437		12,210				12,419			15,109		11,322				12,702			14,966		16,572
C000000553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class C) —including sales charge
Accumulated Value			10,000					9,708		11,580				10,280		11,963				12,107			14,660		10,930				12,201			14,412		15,993
C000000551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco EQV International Equity Fund (Class A) —including sales charge
Accumulated Value			9,450					9,245		11,112				9,939		11,652				11,882			14,495		10,885				12,248			14,467		16,053
C000171594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class A) —including sales charge
Accumulated Value	[1]	$ 9,450		$ 9,710					$ 12,076			$ 11,406			$ 11,804			$ 11,908			$ 17,190			$ 13,309			$ 15,170			$ 19,586			$ 22,565
C000171595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class C) —including sales charge
Accumulated Value	[2]	10,000		10,256					12,652			11,859			12,175			12,201			17,472			13,426			15,189			19,611			22,464
C000171596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class R)
Accumulated Value	[3]	10,000		10,266					12,734			11,993			12,374			12,466			17,941			13,858			15,755			20,294			23,325
C000171597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class Y)
Accumulated Value	[4]	10,000		10,286					12,823			12,132			12,593			12,733			18,428			14,305			16,348			21,162			24,440
C000171598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class R5)
Accumulated Value	[5]	10,000		10,286					12,823			12,133			12,583			12,733			18,429			14,306			16,349			21,163			24,442
C000171599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco MSCI World SRI Index Fund (Class R6)
Accumulated Value	[6]	10,000		10,286					12,823			12,133			12,583			12,733			18,429			14,306			16,349			21,163			24,429
C000209193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class R6)
Accumulated Value			10,000					9,618		12,284				11,898		13,607				20,538			25,619		14,081				17,479			23,935		29,075
C000209194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class R5)
Accumulated Value			10,000				$ 9,578			12,179				11,750		13,403				20,222			25,222		13,863				17,210			23,569		28,636
C000209196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class Y)
Accumulated Value			10,000				9,602			12,241				11,836		13,510				20,357			25,364		13,925				17,260			23,606		28,646
C000209198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class R)
Accumulated Value			10,000				9,552			12,116				11,660		13,244			$ 19,859				24,623		13,450				16,594			22,584		27,276
C000209197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class C) —including sales charge
Accumulated Value			10,000					9,504		11,993				11,486		12,981				19,368			23,893		12,982				15,936			21,739		26,315
C000209195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Focus Fund (Class A) —including sales charge
Accumulated Value			9,450					9,052		11,510				11,104		12,644				19,005			23,624		12,935				15,998			21,824		26,425
C000209203 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class A) —including sales charge
Accumulated Value			9,450					9,755		12,548				13,082		14,169				15,944			21,226		13,432				13,412			15,987		17,722
C000209202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class C) —including sales charge
Accumulated Value			10,000					10,246		13,081				13,536		14,548				16,251			21,468		13,482				13,359			15,923		17,652
C000209201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class R)
Accumulated Value			10,000					10,301		13,215				13,741		14,844				16,664			22,123		13,967				13,908			16,534		18,285
C000209204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class Y)
Accumulated Value			10,000					10,348		13,344				13,945		15,140				17,079			22,791		14,456				14,470			17,292		19,215
C000209200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class R5)
Accumulated Value			10,000					10,323		13,279				13,843		15,012				16,961			22,652		14,383				14,415			17,235		19,167
C000209199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Small-Mid Company Fund (Class R6)
Accumulated Value			10,000					10,370		13,396				14,021		15,245				17,222			23,012		14,618				14,644			17,523		19,503
C000209209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class R6)
Accumulated Value			10,000					9,681		13,008				12,551		14,334				16,430			23,168		14,695				17,776			23,996		28,236
C000209208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class R5)
Accumulated Value			10,000					9,639		12,901				12,398		14,123				16,189			22,831		14,482				17,514			23,639		27,788
C000209207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class Y)
Accumulated Value			10,000					9,663		12,963				12,486		14,238				16,294			22,948		14,540				17,568			23,693		27,843
C000209206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class R)
Accumulated Value			10,000					9,616		12,835				12,303		13,959				15,895			22,274		14,040				16,881			22,649		26,487
C000209205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class C) —including sales charge
Accumulated Value			10,000					9,566		12,706				12,117		13,679				15,499			21,612		13,555				16,219			21,821		25,583
C000209210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Fund (Class A) —including sales charge
Accumulated Value			9,450					9,108		12,192				11,716		13,327				15,218			21,383		13,515				16,293			21,921		25,703
C000209214 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class A) —including sales charge
Accumulated Value			9,450					10,886		15,514				15,943		16,264				20,473			25,967		14,295				13,747			16,867		17,785
C000209215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class C) —including sales charge
Accumulated Value			10,000					11,432		16,172				16,494		16,702				20,862			26,262		14,351				13,692			16,799		17,714
C000209216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class R)
Accumulated Value			10,000					11,490		16,335				16,742		17,037				21,388			27,053		14,858				14,249			17,440		18,340
C000209213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class Y)
Accumulated Value			10,000					11,549		16,498				16,994		17,379				21,927			27,877		15,385				14,831			18,241		19,281
C000209211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class R5)
Accumulated Value			10,000					11,519		16,417				16,871		17,238				21,785			27,728		15,315				14,773			18,183		19,239
C000209212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Global Opportunities Fund (Class R6)
Accumulated Value			10,000					11,571		16,563				17,085		17,501				22,118			28,153		15,561				15,015			18,495		19,576
C000209217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class R6)
Accumulated Value			10,000				$ 10,291				$ 11,999		$ 11,179				$ 12,284		$ 12,317			$ 15,258				$ 13,107		$ 13,377			$ 15,518			19,499
C000209218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class R5)
Accumulated Value			10,000					10,273		11,944				11,110		12,189				12,211			15,118		12,998				13,254			15,374		19,329
C000209220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class Y)
Accumulated Value			10,000					10,286		11,974				11,153		12,243				12,254			15,185		13,041				13,310			15,444		19,390
C000209221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class R)
Accumulated Value			10,000					10,243		11,884				11,018		12,048				12,015			14,811		12,659				12,850			14,832		18,540
C000209222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class C) —including sales charge
Accumulated Value			10,000					10,188		11,759				10,851		11,810				11,710			14,370		12,223				12,349			14,291		17,916
C000209219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco Advantage International Fund (Class A) —including sales charge
Accumulated Value			9,450					9,708		11,287				10,499		11,508				11,487			14,202		12,165				12,383			14,330		17,964
C000209234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class A) —including sales charge
Accumulated Value			9,450					9,189		11,350				9,807		11,068				12,267			16,209		10,888				11,749			14,366		16,074
C000209229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class C) —including sales charge
Accumulated Value			10,000					9,652		11,832				10,149		11,365				12,504			16,398		10,932				11,709			14,317		16,019
C000209230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class R)
Accumulated Value			10,000					9,702		11,954				10,302		11,597				12,824			16,901		11,324				12,188			14,862		16,584
C000209233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class Y)
Accumulated Value			10,000			$ 13,145		9,748		12,069				10,457		11,829							17,411		11,724				12,680			15,542		17,436
C000209232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class R5)
Accumulated Value			10,000					9,724		12,011				10,377		11,729				13,053			17,317		11,667				12,645			15,503		17,403
C000209231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Invesco International Growth Fund (Class R6)
Accumulated Value			10,000					9,766		12,114				10,511		11,911				13,256			17,585		11,858				12,846			15,763		17,709
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA® Index (Net)
Accumulated Value			10,000					10,022		12,392				11,370		12,652				12,321			15,976		12,025				13,477			16,757		20,934
MSCI All Country Asia Pacific ex Japan Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country Asia Pacific ex-Japan Index (Net)
Accumulated Value			10,000					10,797		13,787				12,122		13,806				15,435			17,878		12,296				13,742			17,610		22,088
MSCI World IndexSM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World IndexSM (Net)
Accumulated Value		10,000		10,239					12,571			12,717			14,331			14,956			21,002			17,121			18,916			25,287			30,854
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (Net)
Accumulated Value			10,000					10,205		12,573				12,508		14,082				14,771			20,277		16,230				17,935			23,816		29,208
MSCI ACWI ex USA Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA® Value Index (Net)
Accumulated Value			10,000					10,023		12,280				11,331		12,005				10,092			13,835		11,326				13,033			16,104		20,639
MSCI Europe Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Europe Index (Net)
Accumulated Value			10,000					9,252		11,752				10,771		11,946				10,836			15,271		11,776				13,630			16,686		20,556
Custom Invesco MSCI World SRI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Custom Invesco MSCI World SRI Index (Net)
Accumulated Value		10,000		10,239					12,571			12,717			14,331			14,949			21,634			16,711			18,987			24,673			28,454
MSCI World SRI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World SRI Index (Net)
Accumulated Value		$ 10,000		$ 10,209					$ 12,608			$ 12,807			$ 14,906			$ 16,232			$ 23,491			$ 18,145			$ 20,617			$ 26,791			$ 30,897
MSCI ACWI Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Growth Index (Net)
Accumulated Value			10,000					10,072		12,703				12,844		15,031				18,499			24,917		17,629				20,638			28,320		36,812
MSCI ACWI ex USA SMID Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA SMID Cap Index (Net)
Accumulated Value			10,000					10,259		12,723				11,559		12,696				12,442			16,748		12,173				13,318			16,394		20,414
MSCI ACWI SMID Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI SMID Cap Index (Net)
Accumulated Value			10,000					10,317		12,759				12,287		13,545				13,628			19,365		15,056				15,399			19,867		23,186
MSCI All Country World ex U S Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World ex-U.S. Growth Index (Net)
Accumulated Value			$ 10,000					$ 10,013		$ 12,491				$ 11,397		$ 13,296				$ 14,815			$ 18,183		$ 12,548				$ 13,701			$ 17,150		$ 20,883

[1]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[2]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[3]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[4]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[5]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.
[6]	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been lower.